Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair value measurement [Member]
Assets:
Marketable securities	$ 63,612	$ 38,224
Foreign currency derivative contracts	88	3
Total financial assets	63,700	38,227
Liabilities:
Payment obligation related to acquisition	1,151	1,070
Total liabilities	1,151	1,070
Level 1 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition
Total liabilities
Level 2 [Member]
Assets:
Marketable securities	63,612	38,224
Foreign currency derivative contracts	88	3
Total financial assets	63,700	38,227
Liabilities:
Payment obligation related to acquisition
Total liabilities
Level 3 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition	1,151	1,070
Total liabilities	$ 1,151	$ 1,070